ActivePassive U.S. Equity ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 92.7%	Shares	Value
Automobiles & Components - 1.8%
General Motors Co.	64,298	$3,189,824
Tesla, Inc. (a)	84,377	29,233,255
		32,423,079

Banks - 2.7%
Bank of America Corp.	134,825	5,949,827
Citigroup, Inc.	85,227	6,419,298
JPMorgan Chase & Co.	96,220	25,402,080
M&T Bank Corp.	13,872	2,533,582
PNC Financial Services Group, Inc.	6,361	1,105,605
Wells Fargo & Co.	81,769	6,114,686
		47,525,078

Capital Goods - 6.6%
3M Co.	21,095	3,129,443
AerCap Holdings NV (b)	65,461	7,575,802
Armstrong World Industries, Inc.	40,210	6,257,882
Boeing Co. (a)	13,803	2,861,638
Carrier Global Corp.	21,647	1,541,266
Caterpillar, Inc.	18,076	6,290,990
Cummins, Inc.	35,205	11,317,703
Deere & Co.	6,646	3,364,604
Dover Corp.	23,250	4,132,688
Eaton Corp. PLC (b)	9,074	2,905,495
Emerson Electric Co.	17,512	2,090,583
GE Vernova, Inc.	5,371	2,540,376
General Dynamics Corp.	8,154	2,270,807
General Electric Co.	26,306	6,468,908
Honeywell International, Inc.	17,974	4,074,167
Howmet Aerospace, Inc.	11,952	2,030,525
Hubbell, Inc.	656	255,564
Johnson Controls International PLC	41,514	4,208,274
Lockheed Martin Corp.	4,561	2,200,135
Masco Corp.	53,934	3,366,560
Northrop Grumman Corp.	617	299,103
Otis Worldwide Corp.	12,117	1,155,356
PACCAR, Inc.	14,518	1,362,514
Parker-Hannifin Corp.	9,296	6,179,051
Quanta Services, Inc.	3,031	1,038,299
Raytheon Technologies Corp.	43,596	5,949,982
Snap-on, Inc.	6,918	2,218,949
Toro Co.	41,202	3,122,288
Trane Technologies PLC	13,388	5,760,455
Trex Co., Inc. (a)(b)	38,734	2,164,069
United Rentals, Inc.	1,583	1,121,366
Vertiv Holdings Co. - Class A	7,730	834,299
Westinghouse Air Brake Technologies Corp.	21,500	4,349,880
WW Grainger, Inc.	1,851	2,013,074
		116,452,095

Commercial & Professional Services - 2.2%
Amentum Holdings, Inc. (a)	0(c)	5
Automatic Data Processing, Inc.	10,084	3,282,645
Broadridge Financial Solutions, Inc.	16,760	4,069,831
Casella Waste Systems, Inc. - Class A (a)(b)	35,574	4,169,629
Cintas Corp.	21,606	4,893,759
Copart, Inc. (a)	22	1,133
Equifax, Inc. (b)	2,695	711,992
Jacobs Solutions, Inc.	4	505
Leidos Holdings, Inc.	21,292	3,162,288
Paychex, Inc. (b)	46,307	7,312,338
Republic Services, Inc.	18,672	4,804,119
SS&C Technologies Holdings, Inc.	25,847	2,088,696
UniFirst Corp.	12,674	2,389,809
Veralto Corp.	4	404
Waste Management, Inc.	6,692	1,612,571
		38,499,724

Consumer Discretionary Distribution & Retail - 5.6%
Amazon.com, Inc. (a)	301,182	61,745,322
Best Buy Co., Inc.	16,587	1,099,386
Burlington Stores, Inc. (a)	2,019	460,877
Carvana Co. (a)	2,459	804,486
eBay, Inc.	51,605	3,775,938
Home Depot, Inc.	20,531	7,561,362
Lowe's Cos., Inc.	24,692	5,573,725
Murphy USA, Inc.	13,069	5,577,719
Ross Stores, Inc.	17,963	2,516,437
TJX Cos., Inc.	59,359	7,532,657
Ulta Beauty, Inc. (a)	2,719	1,281,900
		97,929,809

Consumer Durables & Apparel - 0.8%
Deckers Outdoor Corp. (a)	31,251	3,297,606
DR Horton, Inc.	15,906	1,877,862
Garmin Ltd.	10,333	2,097,289
Lennar Corp. - Class A	6	636
Lennar Corp. - Class B (b)	11,624	1,177,511
NIKE, Inc. - Class B	22	1,333
PulteGroup, Inc.	25,738	2,523,096
Somnigroup International, Inc. (b)	57,259	3,725,271
		14,700,604

Consumer Services - 1.9%
Airbnb, Inc. - Class A (a)	6,202	800,058
Booking Holdings, Inc.	1,424	7,858,956
Carnival Corp. (a)	107,267	2,490,740
Chipotle Mexican Grill, Inc. (a)	23,942	1,199,015
Churchill Downs, Inc.	48,907	4,669,151
Darden Restaurants, Inc.	7,899	1,692,045
DoorDash, Inc. - Class A (a)	12,763	2,663,000
Expedia Group, Inc.	7,488	1,248,624
McDonald's Corp.	13,104	4,112,690
Royal Caribbean Cruises Ltd.	12,334	3,169,468
Starbucks Corp.	16,647	1,397,516
Vail Resorts, Inc. (b)	14,011	2,244,142
		33,545,405

Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp.	14,651	15,239,677
Dollar General Corp.	4	389
Dollar Tree, Inc. (a)	2,838	256,158
Kroger Co.	53,785	3,669,751
Sysco Corp.	18,255	1,332,615
Target Corp. (b)	7,641	718,330
Walmart, Inc.	174,289	17,205,810
		38,422,730

Energy - 2.2%
Baker Hughes Co.	42,270	1,566,104
Cheniere Energy, Inc.	4,761	1,128,309
Chevron Corp.	69,431	9,491,218
ConocoPhillips (b)	36,241	3,093,169
Coterra Energy, Inc. (b)	6,692	162,683
Devon Energy Corp.	49,386	1,494,420
Diamondback Energy, Inc.	2,566	345,255
EOG Resources, Inc.	39,144	4,249,864
Exxon Mobil Corp.	121,846	12,464,846
Halliburton Co.	17,038	333,774
Kinder Morgan, Inc.	42,031	1,178,549
Marathon Petroleum Corp.	4,520	726,545
Schlumberger NV	41,314	1,365,428
Targa Resources Corp.	4,133	652,725
Texas Pacific Land Corp.	606	675,102
Valero Energy Corp.	8	1,032
		38,929,023

Financial Services - 7.7%
American Express Co.	12,680	3,728,554
Apollo Global Management, Inc.	7,207	941,883
Bank of New York Mellon Corp.	116,627	10,334,318
Berkshire Hathaway, Inc. - Class B (a)(b)	46,372	23,369,633
Blackrock, Inc.	4,420	4,331,114
Blackstone, Inc.	17,572	2,438,291
Block, Inc. (a)	19,401	1,198,012
Capital One Financial Corp.	12,618	2,386,695
Coinbase Global, Inc. - Class A (a)	4,223	1,041,476
Corebridge Financial, Inc. (b)	8,717	284,261
Credit Acceptance Corp. (a)(b)	9,364	4,469,437
Fidelity National Information Services, Inc.	7,198	573,033
Fiserv, Inc. (a)(b)	19,334	3,147,382
Global Payments, Inc.	6,050	457,441
Goldman Sachs Group, Inc.	13,410	8,052,035
Interactive Brokers Group, Inc. - Class A	9,860	2,067,445
Intercontinental Exchange, Inc.	16,002	2,877,160
Jack Henry & Associates, Inc.	23,930	4,335,398
KKR & Co., Inc.	14,760	1,792,750
Mastercard, Inc. - Class A	15,972	9,353,203
Morgan Stanley	54,505	6,978,275
Nasdaq, Inc.	20,993	1,753,755
Northern Trust Corp.	37,939	4,049,609
PayPal Holdings, Inc. (a)	26,697	1,876,265
Raymond James Financial, Inc.	3,829	562,786
Robinhood Markets, Inc. - Class A (a)	56,703	3,750,903
S&P Global, Inc.	6,577	3,373,080
State Street Corp.	64,876	6,246,261
Synchrony Financial (b)	49,254	2,839,493
Tradeweb Markets, Inc. - Class A	10,285	1,485,668
Visa, Inc. - Class A	41,280	15,075,043
		135,170,659

Food, Beverage & Tobacco - 2.3%
Altria Group, Inc.	155,134	9,402,672
Archer-Daniels-Midland Co.	7,010	338,373
Coca-Cola Co.	55,810	4,023,901
General Mills, Inc.	9,201	499,246
Kraft Heinz Co.	19,883	531,473
Lamb Weston Holdings, Inc. (b)	58,883	3,284,494
Lancaster Colony Corp.	26,660	4,462,884
Mondelez International, Inc. - Class A	34,968	2,359,990
PepsiCo, Inc.	32,584	4,283,167
Philip Morris International, Inc.	32,794	5,922,268
Post Holdings, Inc. (a)	43,019	4,757,471
Tyson Foods, Inc. - Class A	19,116	1,073,554
		40,939,493

Health Care Equipment & Services - 4.1%
Abbott Laboratories	66,170	8,838,989
Becton Dickinson & Co.	7,625	1,315,999
Boston Scientific Corp. (a)	38,395	4,041,458
Cardinal Health, Inc.	32,062	4,951,655
Centene Corp. (a)	4	226
Cigna Group	5,971	1,890,657
CVS Health Corp.	44,948	2,878,470
Dexcom, Inc. (a)	6,907	592,621
Edwards Lifesciences Corp. (a)	13,658	1,068,329
Elevance Health, Inc.	7,537	2,893,002
GE HealthCare Technologies, Inc. (b)	28,634	2,019,842
HCA Healthcare, Inc. (b)	11,447	4,365,771
Hologic, Inc. (a)	46	2,860
Humana, Inc.	1,928	449,475
Intuitive Surgical, Inc. (a)	15,226	8,409,929
McKesson Corp.	5,614	4,039,329
Medtronic PLC	92,535	7,678,554
Molina Healthcare, Inc. (a)	1,964	599,098
Quest Diagnostics, Inc.	13,876	2,405,266
ResMed, Inc. (b)	7,634	1,868,727
Stryker Corp.	8,345	3,193,131
UnitedHealth Group, Inc. (b)	28,830	8,704,065
Zimmer Biomet Holdings, Inc.	6,547	603,437
		72,810,890

Household & Personal Products - 1.3%
Colgate-Palmolive Co.	9,612	893,339
Kenvue, Inc.	54,156	1,292,704
Kimberly-Clark Corp.	31,874	4,582,206
Procter & Gamble Co.	80,152	13,617,023
Reynolds Consumer Products, Inc.	94,573	2,088,172
		22,473,444

Insurance - 2.7%
Aflac, Inc.	46,397	4,803,945
Allstate Corp.	10,800	2,266,596
American International Group, Inc.	8,957	758,120
Aon PLC - Class A	3,585	1,333,907
Arch Capital Group Ltd.	11,565	1,099,138
Arthur J Gallagher & Co.	4,308	1,496,772
Brown & Brown, Inc.	5,221	589,451
Chubb Ltd.	4,534	1,347,505
Cincinnati Financial Corp.	7,940	1,197,511
Fidelity National Financial, Inc.	29,901	1,637,678
Hanover Insurance Group, Inc.	27,551	4,848,425
Hartford Insurance Group, Inc.	28,718	3,728,745
Loews Corp.	12,596	1,124,697
Markel Group, Inc. (a)	1,422	2,761,097
Marsh & McLennan Cos., Inc.	8,930	2,086,584
Progressive Corp.	20,443	5,824,824
Travelers Cos., Inc.	11,076	3,053,653
W R Berkley Corp.	6,992	522,232
White Mountains Insurance Group Ltd.	3,626	6,471,685
		46,952,565

Materials - 2.4%
Air Products and Chemicals, Inc.	5,190	1,447,543
Axalta Coating Systems Ltd. (a)	123,839	3,814,241
Ball Corp.	17,821	954,849
CF Industries Holdings, Inc.	12,678	1,150,021
Corteva, Inc.	24,586	1,740,689
CRH PLC	18,529	1,689,104
DuPont de Nemours, Inc.	11,201	748,227
Ecolab, Inc.	16,944	4,500,665
Element Solutions, Inc.	122,871	2,626,982
Freeport-McMoRan, Inc.	56,988	2,192,898
International Paper Co. (b)	29,337	1,402,602
Linde PLC	9,946	4,650,551
NewMarket Corp.	6,727	4,332,592
Newmont Corp. (b)	52,040	2,743,549
Packaging Corp. of America	19,712	3,807,767
Sherwin-Williams Co.	6,520	2,339,441
Steel Dynamics, Inc. (b)	17,486	2,152,002
Vulcan Materials Co.	1,629	431,799
		42,725,522

Media & Entertainment - 8.0%
Alphabet, Inc. - Class A	185,877	31,922,516
Alphabet, Inc. - Class C	161,420	27,901,447
Charter Communications, Inc. - Class A (a)(b)	5,032	1,994,031
Comcast Corp. - Class A	137,263	4,745,182
Fox Corp. - Class A	43,058	2,365,606
Fox Corp. - Class B (b)	92,000	4,625,760
Meta Platforms, Inc. - Class A	70,012	45,332,070
Netflix, Inc. (a)	13,718	16,560,781
ROBLOX Corp. - Class A (a)	12,072	1,050,022
Take-Two Interactive Software, Inc. (a)	2,446	553,481
Walt Disney Co.	34,266	3,873,429
Warner Bros Discovery, Inc. (a)	65,325	651,290
		141,575,615

Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
AbbVie, Inc.	53,689	9,992,060
Agilent Technologies, Inc.	6,730	753,222
Alnylam Pharmaceuticals, Inc. (a)(b)	2,720	828,403
Amgen, Inc.	11,275	3,249,229
Bristol-Myers Squibb Co.	61,898	2,988,435
Bruker Corp.	43,641	1,601,625
Danaher Corp.	13,323	2,530,038
Eli Lilly & Co.	26,312	19,409,573
Gilead Sciences, Inc.	54,424	5,990,994
Johnson & Johnson	80,642	12,516,445
Merck & Co., Inc.	87,281	6,706,672
Pfizer, Inc.	175,829	4,130,223
Regeneron Pharmaceuticals, Inc.	2,233	1,094,795
Thermo Fisher Scientific, Inc.	8,151	3,283,386
Vertex Pharmaceuticals, Inc. (a)	4,744	2,097,085
Waters Corp. (a)	13,169	4,599,142
		81,771,327

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	16,341	2,042,952

Semiconductors & Semiconductor Equipment - 10.0%
Advanced Micro Devices, Inc. (a)	49,694	5,502,617
Analog Devices, Inc.	18,411	3,939,586
Applied Materials, Inc.	30,940	4,849,845
Broadcom, Inc.	147,809	35,780,125
Entegris, Inc.	54,723	3,761,659
Intel Corp.	82,371	1,610,353
KLA Corp.	5,484	4,150,730
Lam Research Corp.	45,913	3,709,311
Marvell Technology, Inc.	19,747	1,188,572
Microchip Technology, Inc.	10,793	626,426
Micron Technology, Inc. (b)	26,134	2,468,618
NVIDIA Corp.	719,240	97,190,901
QUALCOMM, Inc.	43,843	6,366,003
Texas Instruments, Inc.	29,424	5,380,178
		176,524,924

Software & Services - 11.3%
Accenture PLC - Class A	24,472	7,753,219
Adobe, Inc. (a)	12,859	5,337,642
AppLovin Corp. - Class A (a)	7,851	3,085,443
Atlassian Corp. - Class A (a)	3,532	733,349
Cadence Design Systems, Inc. (a)	3,874	1,112,109
CCC Intelligent Solutions Holdings, Inc. (a)	309,997	2,721,774
Cloudflare, Inc. - Class A (a)(b)	5,433	901,280
Cognizant Technology Solutions Corp. - Class A	35,434	2,869,800
Crowdstrike Holdings, Inc. - Class A (a)	2,794	1,317,008
Datadog, Inc. - Class A (a)	6	707
Fortinet, Inc. (a)	34,530	3,514,463
Gen Digital, Inc.	121,889	3,471,399
GoDaddy, Inc. - Class A (a)	5,106	930,058
International Business Machines Corp.	33,251	8,614,004
Intuit, Inc.	6,669	5,024,891
Microsoft Corp.	231,363	106,510,271
MicroStrategy, Inc. - Class A (a)(b)	8,138	3,003,410
Oracle Corp.	55,657	9,212,903
Palantir Technologies, Inc. - Class A (a)	68,827	9,070,022
Palo Alto Networks, Inc. (a)(b)	15,243	2,933,058
Qualys, Inc. (a)	27,213	3,770,361
Roper Technologies, Inc.	2,928	1,669,751
Salesforce, Inc.	28,442	7,547,654
ServiceNow, Inc. (a)	6,359	6,429,521
Snowflake, Inc. - Class A (a)	3,483	716,349
VeriSign, Inc.	1,044	284,459
		198,534,905

Technology Hardware & Equipment - 7.7%
Amphenol Corp. - Class A (b)	62,935	5,659,745
Apple, Inc.	454,295	91,245,151
Arista Networks, Inc. (a)	36,260	3,141,566
Cisco Systems, Inc.	280,386	17,675,533
Dell Technologies, Inc. - Class C	8,388	933,333
Hewlett Packard Enterprise Co.	21,981	379,832
Motorola Solutions, Inc.	5,521	2,293,313
NetApp, Inc.	7,976	790,900
Seagate Technology Holdings PLC	7,014	827,231
TE Connectivity PLC	11,006	1,761,730
Teledyne Technologies, Inc. (a)	1,638	817,133
Trimble, Inc. (a)	60,893	4,339,844
Zebra Technologies Corp. - Class A (a)	17,135	4,965,209
		134,830,520

Telecommunication Services - 1.1%
AT&T, Inc.	288,961	8,033,116
T-Mobile US, Inc.	16,769	4,061,452
Verizon Communications, Inc.	144,571	6,355,341
		18,449,909

Transportation - 1.2%
Delta Air Lines, Inc.	33,436	1,617,968
Expeditors International of Washington, Inc.	3,906	440,323
FedEx Corp.	7,999	1,744,582
Norfolk Southern Corp.	5,425	1,340,626
Saia, Inc. (a)	10,164	2,687,463
Southwest Airlines Co. (b)	88,416	2,951,326
Uber Technologies, Inc. (a)	46,417	3,906,455
Union Pacific Corp.	14,997	3,324,235
United Airlines Holdings, Inc. (a)	23,892	1,898,100
United Parcel Service, Inc. - Class B	14,619	1,425,937
		21,337,015

Utilities - 2.2%
Ameren Corp.	13,093	1,268,450
American Electric Power Co., Inc.	41,640	4,309,324
Constellation Energy Corp.	8,258	2,528,187
Dominion Energy, Inc.	11,419	647,115
DTE Energy Co.	4,080	557,532
Duke Energy Corp.	70,572	8,307,736
Entergy Corp.	12,718	1,059,155
Evergy, Inc.	94,338	6,264,987
Exelon Corp.	8	350
NextEra Energy, Inc.	32,002	2,260,621
NiSource, Inc.	88,371	3,494,189
PG&E Corp.	31,903	538,523
PPL Corp.	62,102	2,158,044
Public Service Enterprise Group, Inc.	12	972
Southern Co. (b)	26,754	2,407,860
Vistra Corp.	19,719	3,166,280
		38,969,325
TOTAL COMMON STOCKS (Cost $1,453,580,822)		1,633,536,612

EXCHANGE TRADED FUNDS - 4.5%	Shares	Value
Dimensional US Small Cap ETF (b)	1,287,424	78,893,343
Vanguard Large-Cap ETF	1,580	429,412
TOTAL EXCHANGE TRADED FUNDS (Cost $79,277,171)		79,322,755

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.3%	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	10	702
American Tower Corp. (b)	10,125	2,173,331
AvalonBay Communities, Inc.	13,087	2,705,999
Crown Castle, Inc.	10,582	1,061,904
Equity Residential (b)	72,334	5,073,507
Essex Property Trust, Inc.	3,947	1,120,553
Extra Space Storage, Inc.	5,323	804,571
First Industrial Realty Trust, Inc.	59,395	2,935,895
Healthpeak Properties, Inc.	14	244
Iron Mountain, Inc.	5,070	500,460
Mid-America Apartment Communities, Inc.	18,428	2,886,746
Prologis, Inc.	13,483	1,464,254
Public Storage	3,789	1,168,565
Realty Income Corp. (b)	17,866	1,011,573
SBA Communications Corp.	1,808	419,257
Simon Property Group, Inc.	40,926	6,673,803
Ventas, Inc.	6,571	422,384
VICI Properties, Inc.	157,141	4,982,941
Welltower, Inc.	16,638	2,566,911
WP Carey, Inc.	40,658	2,551,696
		40,525,296
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $39,407,177)		40,525,296

SHORT-TERM INVESTMENTS - 4.0%		Value
Investments Purchased with Proceeds from Securities Lending - 3.6%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.44% (d)	63,062,061	63,062,061

Money Market Funds - 0.4%	Shares
First American Government Obligations Fund - Class X, 4.23% (d)	8,148,916	8,148,916
TOTAL SHORT-TERM INVESTMENTS (Cost $71,210,977)		71,210,977

TOTAL INVESTMENTS - 103.5% (Cost $1,643,476,147)		1,824,595,640
Liabilities in Excess of Other Assets - (3.5)%		(61,679,030)
TOTAL NET ASSETS - 100.0%		$1,762,916,610
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $61,760,559 which represented 3.5% of net assets.
(c)	Rounds to zero.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

ActivePassive U.S. Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	1,633,536,612	–	–	1,633,536,612
Exchange Traded Funds	79,322,755	–	–	79,322,755
Real Estate Investment Trusts - Common	40,525,296	–	–	40,525,296
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	63,062,061
Money Market Funds	8,148,916	–	–	8,148,916
Total Investments	1,761,533,579	–	–	1,824,595,640

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $63,062,061 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.